Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 850,000.00
Previously Paid Amount	0.00
Total Fee Amount	117.38
Total Offset Amount	$ 0.00
Narrative Disclosure	The pricing supplement addendum to which this Exhibit is attached is an amendment to the final prospectus for the offering of the reopened notes described therein. The maximum aggregate offering price for the offering of the reopened notes is $850,000.00. Fee per Rule 457(r)
Net Fee	$ 117.38
Narrative - Max Aggregate Offering Price	$ 850,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true